Income Taxes (Detail 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Components of Loss Before Income Tax Benefit [Abstract]
U.S.					$ 4,491	$ (1,445)
Foreign					0	0
Total	$ 2,617	$ 601	$ 5,581	$ 664	$ 4,491	$ (1,445)